Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Computation of the Company’s Basic and Diluted Net Income (Loss) Per Share Attributable to Common Stockholders

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share attributable to common stockholders for the three-month period ended March 31, 2026:

	Three Months Ended March 31, 2026	Three Months Ended March 31, 2025
Basic earnings per share:
Net loss	$(17,812,415)	$(7,467,201)
Weighted average common shares outstanding	241,039,943	159,272,518
Basic earnings per share	$(0.07)	$(0.05)
Diluted earnings per share:
Net loss	$(17,812,415)	$(7,467,201)
Weighted-average common shares outstanding	241,039,943	159,272,518
Dilutive effect of common share equivalents	—	—
Weighted-average common shares outstanding, assuming dilution	241,039,943	159,272,518
Diluted earnings per share	$(0.07)	$(0.07)

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share attributable to common stockholders for the year ended December 31, 2025:

Year Ended December 31, 2025
Basic earnings per share:
Net income (loss)	$74,004,768
Weighted-average common shares outstanding	142,298,067
Basic earnings per share	$0.52
Diluted earnings per share:
Net income (loss)	$74,004,768
Weighted-average common shares outstanding	142,298,067
Dilutive effect of common share equivalents	—
Weighted-average common shares outstanding, assuming dilution	142,298,067
Diluted earnings per share	$0.52

Schedule of Potential Common Shares Outstanding that were Excluded From the Computation of Diluted Net Earnings Per Share of Common Stock

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net earnings per share of common stock as of the periods presented because including them would have been anti-dilutive:

	Three Months Ended March 31, 2026	Three Months Ended March 31, 2025
Common stock warrants	17,900,000	—
RSUs issued and outstanding to contractors	846,844	—
RSUs issued and outstanding to employees	7,483,060	—
Total potential common shares excluded from diluted net earnings per share	26,229,904	—

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net earnings per share of common stock as of the periods presented because including them would have been anti-dilutive:

Year Ended December 31, 2025
Common stock warrants	17,900,000
RSUs issued and outstanding	5,984,957
Total potential common shares excluded from diluted net earnings per share	23,884,957